Cover	Apr. 22, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as an amendment to the Current report on Form 8-K as originally filed with the U.S. Securities and Exchange Commission on April 23, 2024 (the “Original Form 8-K”), solely for the purpose of correcting a typo in the copy of the press release that was attached as exhibit 99.1 Except as stated herein, this Current Report on Form 8-K/A does not reflect events occurring after the filing of the Original Form 8-K on April 23, 2024 and no attempt has been made to this Current Report on Form 8-K/A to modify or update other disclosures as presented in the Original Form 8-K. Accordingly, this Form 8-K/A should be read in conjunction with the Original Form 8-K and our filings with the SEC subsequent to the filing of the Original Form 8-K.
Document Period End Date	Apr. 22, 2024
Entity File Number	001-41984
Entity Registrant Name	Black Hawk Acquisition Corporation
Entity Central Index Key	0002000775
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4125 Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 166
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(952)
Local Phone Number	217-4482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	BKHAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	BKHA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth of one ordinary share
Trading Symbol	BKHAR
Security Exchange Name	NASDAQ